SHARE-BASED COMPENSATION - Summary of share option activities (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 shares
Share-Based Payment Arrangement [Abstract]
Number of Options - Beginning balance	58,000
Options granted in period	0	0	0
Number of Option - Exercised	(48)
Number of Options - Forfeited	(10)
Number of Options - Ending balance	0	58,000
Weighted Average Exercise Price - Beginning balance | ¥ / shares	¥ 3.5
Weighted Average Exercise Price - Ending balance | ¥ / shares	¥ 0	¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding		2 years
Aggregate Intrinsic Value - Options outstanding	¥ 0	¥ 894